General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General and Administrative Expenses [Abstract]
Salaries and expenses relating to employees and service providers	$ 112	$ 109	$ 247
Expenses relating to options and shares to employees and non-employees	5	22	37
Patents and fees	135	121	158
Directors' fees	132	140	119
Investor relations and travel	27	24	98
Rent and office maintenance	13	18	29
Insurance	106	48	34
Professional services	262	255	440	[1]
Other	15	18	41
General and administrative expenses	$ 807	$ 755	$ 1,203

[1]	An amount of $206 thousands related to F-1 registration and amendments.